Recovery of Erroneously Awarded Compensation	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2025 USD ($) officer shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares	Nov. 07, 2024 $ / shares
Restatement Determination Date:: 2025-06-25
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Amount | $		$ 11,824.08
Outstanding Aggregate Erroneous Compensation Amount | $		$ 11,824.08
Restatement Determination Date:: 2025-06-26
Erroneously Awarded Compensation Recovery
Restatement Determination Date		Jun. 26, 2025
Erroneous Compensation Analysis
RECOVERY ANALYSIS
Pursuant to the Dodd-Frank Clawback Policy, Pathward Financial was required, as a result of the Restatement, to recover any incentive-based compensation erroneously received by the Covered Officers (i) on or after the Effective Date and (ii) during the three completed fiscal years before the Restatement Trigger Date (i.e., the fiscal years ended September 30, 2022, 2023, and 2024) (the “Recovery Period”). Consistent with its role as administrator of the Dodd-Frank Clawback Policy, the Compensation Committee assessed all annual cash incentive and performance-based LTI awards received by the Covered Officers during the Recovery Period, which consisted of the annual cash incentive awards granted in fiscal 2024 relating to the one-year performance period ended September 30, 2024, performance share awards granted in fiscal 2022 relating to the three-year performance period ended September 30, 2024 (“Fiscal 2022 performance shares”), and performance-contingent restricted stock awards with a one-year vesting tranche contingent on performance for the fiscal year ended September 30, 2024. In November 2025, the Compensation Committee determined, for the reasons set forth below, that only the Fiscal 2022 performance shares comprised erroneously-received incentive-based compensation received by the Covered Officers during the Recovery Period.
The sole performance metric used to determine payout under the Fiscal 2022 performance shares was EPS, whereby earned shares cliff vest, if at all, based on achievement of EPS performance goals over the applicable three-year performance period. The Compensation Committee concluded that the EPS results for the assessment period used to determine the Fiscal 2022 performance share payout in November 2024 exceeded the EPS results after taking into account the impact of the Restatement. Specifically, based upon information provided by Pathward Financial and, as detailed in the below table, the Compensation Committee determined that the Fiscal 2022 performance share payout of 120% as determined in November 2024 instead should have been earned at 113% of target, resulting in excess, or erroneously-awarded, compensation paid to six current and former executive officers.

Fiscal 2022 Performance Share Goals	Fiscal Year	Performance Goals			Actual Results (Pre-Restatement)(1)	Percentage of Target Earned (Pre-Restatement)(1)	Actual Results (Post-Restatement)(2)	Percentage of Target Earned (Post-Restatement)(2)
		Threshold	Target	Maximum
Earnings Per Share (100%)	2022	$3.92	$4.91	$5.89	$5.24	90%	$4.54	81%
	2023	$4.37	$5.46	$6.55	$7.20	149%	$5.24	90%
	2024	$5.08	$6.35	$7.62	$7.87	121%	$7.20	167%
3-year Average Percentage of Target Earned						120%		113%
(1)The amounts set forth in the “Actual Results (Pre-Restatement)” and “Percentage of Target Earned (Pre-Restatement)” columns reflect the Company’s EPS performance and the corresponding percentage of target achievement based on pre-Restatement results. Such amounts were disclosed in the Company’s 2024 proxy statement and were used in determining the number of shares that were issued to each Covered Officer in settlement of the 2022 performance shares on November 7, 2024.
(2)The amounts set forth in the “Actual Results (Post-Restatement)” and “Percentage of Target Earned (Post-Restatement)” columns reflect the Company’s EPS performance and the corresponding percentage of target achievement based on the restated results. Such amounts were used in determining the number of shares that should have been issued to each Covered Officer in settlement of the 2022 performance shares.
The excess amounts paid to the six impacted Covered Officers aggregated to 2,483 shares with an aggregate value of $193,152.57 (with respect to each Covered Officer, the “Clawback Amount” and, in the aggregate, the “Clawback Amounts”). Such value is based on the closing price per share of Pathward Financial’s common stock of $77.79 on November 7, 2024, which was the date of settlement for the Fiscal 2022 performance shares.
PAYMENT AND RECOVERY
With respect to five of the six impacted Covered Officers, the Compensation Committee approved the recovery of the Clawback Amounts by reducing the number of shares that would have otherwise been earned by such Covered Officers upon vesting and settlement of the performance shares granted in fiscal 2023 relating to the three-year performance period ended September 30, 2025 (“Fiscal 2023 performance shares”) by an amount equal to each impacted Covered Officer’s Clawback Amount, on a pre-tax basis. The remaining Fiscal 2023 performance shares vested and were paid out in November 2025 based on Pathward Financial’s EPS performance over the three-year performance period
One impacted Covered Officer, Kia Tang, who is a former executive officer that ceased to be employed by the Company in May 2022, did not have Fiscal 2023 performance shares or any other unvested long-term equity awards outstanding as of the date of the Compensation Committee’s determination. After actively seeking cash repayment from Tang, on January 2, 2026, the Compensation Committee determined that recovery of Tang’s Clawback Amount of $11,824.08 would be impracticable pursuant to Rule 10D-1 of the Exchange Act. In making this determination, the Compensation Committee considered, among other things, the amount of legal fees that would be required to further pursue recovery from Tang as compared to Tang’s Clawback Amount of $11,824.08.
Because the Compensation Committee made its determination as to erroneously awarded compensation in November 2025, the Compensation Committee had not determined the amount of erroneously awarded compensation as of September 30, 2025, the end of Pathward Financial’s last completed fiscal year. As of December 31, 2025, the aggregate dollar amount of erroneously awarded compensation that remained outstanding was $11,824.08; however, as discussed above, the Compensation Committee has determined that recovery of such amount is impracticable.

Stock Price or TSR Estimation Method

Fiscal 2022 Performance Share Goals	Fiscal Year	Performance Goals			Actual Results (Pre-Restatement)(1)	Percentage of Target Earned (Pre-Restatement)(1)	Actual Results (Post-Restatement)(2)	Percentage of Target Earned (Post-Restatement)(2)
		Threshold	Target	Maximum
Earnings Per Share (100%)	2022	$3.92	$4.91	$5.89	$5.24	90%	$4.54	81%
	2023	$4.37	$5.46	$6.55	$7.20	149%	$5.24	90%
	2024	$5.08	$6.35	$7.62	$7.87	121%	$7.20	167%
3-year Average Percentage of Target Earned						120%		113%
(1)The amounts set forth in the “Actual Results (Pre-Restatement)” and “Percentage of Target Earned (Pre-Restatement)” columns reflect the Company’s EPS performance and the corresponding percentage of target achievement based on pre-Restatement results. Such amounts were disclosed in the Company’s 2024 proxy statement and were used in determining the number of shares that were issued to each Covered Officer in settlement of the 2022 performance shares on November 7, 2024.
(2)The amounts set forth in the “Actual Results (Post-Restatement)” and “Percentage of Target Earned (Post-Restatement)” columns reflect the Company’s EPS performance and the corresponding percentage of target achievement based on the restated results. Such amounts were used in determining the number of shares that should have been issued to each Covered Officer in settlement of the 2022 performance shares.

Performance Period, Cash Incentive Awards		1 year
Performance Period, Performance Share Awards		3 years
Vesting Period, Performance-Contingent Restricted Stock Awards		1 year
Earnings Per Share, Pre-Restatement, Percentage Of Target Earned, Three-Year Average	120.00%		120.00%
Earnings Per Share, Post-Restatement, Percentage Of Target Earned, Three-Year Average	113.00%		113.00%
Erroneous Compensation Number Of Officers Impacted | officer		6
Performance Goal, Earnings Per Share, Threshold			$ 5.08	$ 4.37	$ 3.92
Performance Goal, Earnings Per Share, Target			6.35	5.46	4.91
Performance Goal, Earnings Per Share, Maximum			7.62	6.55	5.89
Earnings Per Share, Actual, Pre-Restatement			$ 7.87	$ 7.20	$ 5.24
Earnings Per Share, Pre-Restatement, Percentage Of Target Earned			121.00%	149.00%	90.00%
Earnings Per Share, Actual, Post-Restatement			$ 7.20	$ 5.24	$ 4.54
Earnings Per Share, Post-Restatement, Percentage Of Target Earned			167.00%	90.00%	81.00%
Erroneous Compensation Amount, Excess Shares | shares		2,483
Erroneous Compensation Amount, Excess Shares, Value | $		$ 193,152.57
Share Price, Common Stock						$ 77.79